Share-Based Compensation (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock options Y	Dec. 31, 2010 Stock options Y	Dec. 31, 2009 Stock options Y	Nov. 30, 2011 Stock options Employees and management
Number of Stock options
Outstanding at the beginning of the period (in shares)				4,812,887	4,559,239	4,363,213
Granted (in shares)				4,030,306	426,500	503,000	2,811,306
Exercised (in shares)				(25,250)	(139,200)	(159,417)
Forfeited or cancelled (in shares)				(2,993,837)	(33,652)	(147,557)
Outstanding at the end of the period (in shares)				5,824,106	4,812,887	4,559,239
Vested and expected to vest at the end of the period (in shares)				5,824,106
Exercisable at the end of the period (in shares)				2,566,125
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)				$ 10.58	$ 10.23	$ 10.32
Granted (in dollars per share)				$ 5.19	$ 11.63	$ 6.65
Exercised (in dollars per share)				$ 3.66	$ 4.28	$ 4.16
Forfeited or cancelled (in dollars per share)				$ 14.95	$ 3.18	$ 7.16
Outstanding at the end of the period (in dollars per share)				$ 4.63	$ 10.58	$ 10.23
Vested and expected to vest at the end of the period (in dollars per share)				$ 4.63
Exercisable at the end of the period (in dollars per share)				$ 4.56
Weighted Average remaining contractual term
Outstanding at the end of the period (in years)				7.21
Vested and expected to vest at the end of the period (in years)				7.21
Exercisable at the end of the period (in years)				6.68
Aggregate intrinsic Value
Exercised				$ (4)	$ (780)	$ (1,857)
Outstanding at the end of the period				1,427
Vested and expected to vest at the end of the period				1,427
Exercisable at the end of the period				1,234
Additional disclosures
Weighted average option grant date fair value (in dollars per share)				$ 2.47	$ 7.70	$ 4.51
Aggregate grant date fair value				9,938	3,284	2,271
Fair value of stock options vested	2,586	7,834	7,628
Number of shares held by employees and management				4,030,306	426,500	503,000	2,811,306
Incremental value as a result of the modification							$ 1,749
Weighted average assumptions
Expected volatility (as a percent)				94.00%	73.00%	73.00%
Expected term (in years)				6.07	6.20	5.96
Risk-free interest rate (per annum) (as a percent)				1.74%	2.10%	3.58%
Estimated fair value of underlying ordinary shares (in dollars per share)				$ 6.72	$ 7.70	$ 4.51